FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	12 Months Ended
	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 AUD ($)	Feb. 28, 2023 GBP (£)	Feb. 28, 2022 CAD ($)	Feb. 28, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Credit exposure relating to cash and cash equivalents and short term investments	$ 28,636,414				$ 36,156,956
Cash and cash equivalents balance	11,985,766				19,698,762	$ 5,506,326
Current liabilities	1,738,766				$ 1,863,445
Net assets liabilities		$ 11,498,621	$ 195,066	£ 10,000
Total net assets	15,453,082
Foreign exchange gain/loss	1,545,000
Credit risk [member]
IfrsStatementLineItems [Line Items]
Credit exposure relating to cash and cash equivalents and short term investments	$ 40,622,180